Segment information (Tables)	12 Months Ended
Jun. 30, 2023
Segment information (Tables)
Schedule of lines of business of groups operations center
	06.30.2023
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	101,777	72,303	174,080	(453)	17,435	(657)	190,405
Costs	(84,462)	(13,287)	(97,749)	198	(17,751)	-	(115,302)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515)	-	(1,515)	-	-	221	(1,294)
Changes in the net realizable value of agricultural products after harvest	(2,538)	-	(2,538)	-	-	-	(2,538)
Gross profit/ (loss)	13,262	59,016	72,278	(255)	(316)	(436)	71,271
Net loss from fair value adjustment of investment properties	(2,370)	(51,342)	(53,712)	2,035	-	-	(51,677)
Gain from disposal of farmlands	15,026	-	15,026	-	-	-	15,026
General and administrative expenses	(8,493)	(19,528)	(28,021)	67	-	174	(27,780)
Selling expenses	(9,346)	(4,538)	(13,884)	27	-	301	(13,556)
Other operating results, net	(1,746)	(7,284)	(9,030)	(25)	166	(25)	(8,914)
Management fees	-	-	-	-	(4,760)	-	(4,760)
Profit/ (loss) from operations	6,333	(23,676)	(17,343)	1,849	(4,910)	14	(20,390)
Share of (loss)/ profit of associates and joint ventures	(1,038)	3,889	2,851	(1,271)	-	-	1,580
Segment profit/ (loss)	5,295	(19,787)	(14,492)	578	(4,910)	14	(18,810)

Reportable assets	211,034	634,934	845,968	(3,513)	-	226,898	1,069,353
Reportable liabilities (*)	-	-	-	-	-	(586,327)	(586,327)
Net reportable assets	211,034	634,934	845,968	(3,513)	-	(359,429)	483,026
	06.30.2022
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	138,851	55,174	194,025	(502)	14,359	(1,248)	206,634
Costs	(124,285)	(11,534)	(135,819)	196	(14,820)	-	(150,443)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	39,243	-	39,243	-	-	415	39,658
Changes in the net realizable value of agricultural products after harvest	(4,307)	-	(4,307)	-	-	-	(4,307)
Gross profit/ (loss)	49,502	43,640	93,142	(306)	(461)	(833)	91,542
Net gain from fair value adjustment of investment properties	5,304	27,596	32,900	2,850	-	-	35,750
Gain from disposal of farmlands	11,868	-	11,868	-	-	-	11,868
General and administrative expenses	(8,166)	(11,570)	(19,736)	58	-	174	(19,504)
Selling expenses	(11,814)	(4,834)	(16,648)	11	-	811	(15,826)
Other operating results, net	(1,807)	61	(1,746)	-	121	(24)	(1,649)
Management fees	-	-	-	-	(8,988)	-	(8,988)
Profit/ (loss)	44,887	54,893	99,780	2,613	(9,328)	128	93,193
Share of profit/ (loss) of associates and joint ventures	348	1,007	1,355	(1,775)	-	-	(420)
Segment profit/ (loss)	45,235	55,900	101,135	838	(9,328)	128	92,773

Reportable assets	196,561	702,665	899,226	(3,183)	-	244,866	1,140,909
Reportable liabilities (*)	-	-	-	-	-	(695,110)	(695,110)
Net reportable assets	196,561	702,665	899,226	(3,183)	-	(450,244)	445,799
	06.30.2021
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	105,231	35,754	140,985	(177)	10,408	(1,286)	149,930
Costs	(96,417)	(12,189)	(108,606)	247	(11,243)	-	(119,602)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	50,472	-	50,472	-	-	670	51,142
Changes in the net realizable value of agricultural products after harvest	(2,085)	-	(2,085)	-	-	-	(2,085)
Gross profit/ (loss)	57,201	23,565	80,766	70	(835)	(616)	79,385
Net gain/ (loss) from fair value adjustment of investment properties	19,479	(26,991)	(7,512)	(428)	-	-	(7,940)
Gain from disposal of farmlands	4,631	-	4,631	-	-	-	4,631
General and administrative expenses	(7,697)	(10,941)	(18,638)	45	-	327	(18,266)
Selling expenses	(9,701)	(5,341)	(15,042)	75	-	308	(14,659)
Other operating results, net	(7,806)	(553)	(8,359)	(71)	378	(15)	(8,067)
Profit/ (loss) from operations	56,107	(20,261)	35,846	(309)	(457)	4	35,084
Share of loss of associates and joint ventures	(204)	(14,102)	(14,306)	(1,361)	-	(12)	(15,679)
Segment profit/ (loss)	55,903	(34,363)	21,540	(1,670)	(457)	(8)	19,405

Reportable assets	232,417	732,471	964,888	(5,246)	-	239,379	1,199,021
Reportable liabilities (*)	-	-	-	-	-	(824,674)	(824,674)
Net reportable assets	232,417	732,471	964,888	(5,246)	-	(585,295)	374,347

Schedule of segments of the agriculture
	06.30.2023
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	74,926	-	-	26,851	101,777
Costs	(67,274)	(74)	-	(17,114)	(84,462)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515)	-	-	-	(1,515)
Changes in the net realizable value of agricultural products after harvest	(2,538)	-	-	-	(2,538)
Gross profit / (loss)	3,599	(74)	-	9,737	13,262
Net loss from fair value adjustment of investment properties	-	(2,370)	-	-	(2,370)
Gain from disposal of farmlands	-	15,026	-	-	15,026
General and administrative expenses	(4,705)	(14)	(1,397)	(2,377)	(8,493)
Selling expenses	(6,863)	(13)	-	(2,470)	(9,346)
Other operating results, net	168	(2,526)	-	612	(1,746)
(Loss) / profit from operations	(7,801)	10,029	(1,397)	5,502	6,333
Share of loss of associates and joint ventures	(169)	-	-	(869)	(1,038)
Segment (loss) / profit	(7,970)	10,029	(1,397)	4,633	5,295

Investment properties	-	26,258	-	-	26,258
Property, plant and equipment	124,531	593	-	1,059	126,183
Investments in associates	1,673	-	-	861	2,534
Other reportable assets	41,055	-	-	15,004	56,059
Reportable assets	167,259	26,851	-	16,924	211,034
	06.30.2022
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	110,097	-	-	28,754	138,851
Costs	(103,204)	(103)	-	(20,978)	(124,285)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	39,243	-	-	-	39,243
Changes in the net realizable value of agricultural products after harvest	(4,307)	-	-	-	(4,307)
Gross profit / (loss)	41,829	(103)	-	7,776	49,502
Net gain from fair value adjustment of investment properties	-	5,304	-	-	5,304
Gain from disposal of farmlands	-	11,868	-	-	11,868
General and administrative expenses	(4,881)	(17)	(1,593)	(1,675)	(8,166)
Selling expenses	(9,396)	(407)	-	(2,011)	(11,814)
Other operating results, net	(4,521)	2,309	-	405	(1,807)
Profit / (loss) from operations	23,031	18,954	(1,593)	4,495	44,887
Share of profit of associates and joint ventures	232	-	-	116	348
Segment profit / (loss)	23,263	18,954	(1,593)	4,611	45,235

Investment properties	-	29,474	-	-	29,474
Property, plant and equipment	100,495	595	-	457	101,547
Investments in associates	2,154	-	-	1,613	3,767
Other reportable assets	46,391	-	-	15,382	61,773
Reportable assets	149,040	30,069	-	17,452	196,561

Summary of urban properties and investments
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	47,438	4,584	4,382	14,964	935	72,303
Costs	(3,213)	(379)	(1,333)	(7,616)	(746)	(13,287)
Gross profit	44,225	4,205	3,049	7,348	189	59,016
Net loss from fair value adjustment of investment properties	(11,169)	(4,955)	(35,105)	-	(113)	(51,342)
General and administrative expenses	(6,682)	(835)	(2,560)	(3,275)	(6,176)	(19,528)
Selling expenses	(2,168)	(103)	(1,123)	(1,028)	(116)	(4,538)
Other operating results, net	(585)	(69)	(884)	(143)	(5,603)	(7,284)
Profit / (Loss) from operations	23,621	(1,757)	(36,623)	2,902	(11,819)	(23,676)
Share of profit of associates and joint ventures	-	-	-	-	3,889	3,889
Segment profit / (loss)	23,621	(1,757)	(36,623)	2,902	(7,930)	(19,787)

Investment and trading properties	186,816	117,191	273,161	-	804	577,972
Property, plant and equipment	585	3,549	5,134	9,231	877	19,376
Investment in associates and joint ventures	-	-	-	-	28,698	28,698
Other reportable assets	396	342	7,359	199	592	8,888
Reportable assets	187,797	121,082	285,654	9,430	30,971	634,934
	06.30.2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	18,814	9,488	2,740	3,256	1,456	35,754
Costs	(3,079)	(509)	(2,959)	(3,765)	(1,877)	(12,189)
Gross profit / (loss)	15,735	8,979	(219)	(509)	(421)	23,565
Net (loss) / gain from fair value adjustment of investment properties	(71,894)	19,910	24,873	-	120	(26,991)
General and administrative expenses	(5,062)	(1,538)	(2,510)	(1,506)	(325)	(10,941)
Selling expenses	(1,594)	(662)	(2,468)	(498)	(119)	(5,341)
Other operating results, net	(445)	(18)	(18)	(42)	(30)	(553)
Management fees	-	-	-	-	-	-
(Loss) / Profit from operations	(63,260)	26,671	19,658	(2,555)	(775)	(20,261)
Share of loss of associates and joint ventures	-	-	(57)	-	(14,045)	(14,102)
Segment (loss)/ profit	(63,260)	26,671	19,601	(2,555)	(14,820)	(34,363)

Investment and trading properties	192,018	256,167	220,787	-	905	669,877
Property, plant and equipment	852	7,258	4,620	9,103	753	22,586
Investment in associates and joint ventures	-	-	-	-	31,498	31,498
Other reportable assets	407	347	7,052	103	601	8,510
Reportable assets	193,277	263,772	232,459	9,206	33,757	732,471